EXHIBIT 99.5

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Apr-19	15-Apr-19	15-May-19
To	30-Apr-19	15-May-19
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$49,165,000.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$4,394,121.98
Series Nominal Liquidation Amount	1,596,769,121.98

Required Participation Amount	$1,596,769,121.98
Excess Receivables	$237,823,819.03

Total Collateral	1,834,592,941.01

Collateral as Percent of Notes	146.77%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,314,927,828.27
Total Principal Collections	($2,023,435,947.66)
Investment in New Receivables	$1,665,953,145.45
Receivables Added for Additional Accounts	$0.00
Repurchases	($35,463,997.03)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($716,596,511.24)
Less Servicing Adjustment	($2,183,031.10)

Ending Balance	$5,203,201,486.69

SAP for Next Period	35.26%

Average Receivable Balance	$5,383,040,683.42
Monthly Payment Rate	37.59%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$25,330,264.09
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$25,330,264.09

Series Allocation Percentage at Month-End	35.26%
Floating Allocation Percentage at Month-End	81.05%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	2.472630%
Applicable Margin	0.320000%
	2.792630%

	Actual	Per $1000
Interest	2,908,989.58	2.33
Principal	—	—

		2.33
Total Due Investors	2,908,989.58
Servicing Fee	1,326,979.17

Excess Cash Flow	3,002,525.14

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.44%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	18.10%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.